Fair Value Measurements - Changes in Fair Value of Level 3 Liabilities (Details) - Level 3 $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 625
(Gains) losses reported in earnings	(157)
(Gains) losses reported in other comprehensive income	0
Purchases, sales, issues, and settlements	0
Transfers in (out) of level 3	0
Balance at end of period	$ 468